Related Party Transactions	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

Related party transactions are measured in part by the amount of consideration paid or received as established and agreed by the parties. Consideration paid for such services in each case is the negotiated value.

The following tables summarize activity and outstanding balances between the managed investment products and the Company:

	For the twelve months ended June 30,
(in thousands)	2025	2024
Net realized and unrealized gain on investments	$4,692	$71
Net realized and unrealized gain on investments of Consolidated Funds	3,322	233
Dividend income	3,448	4,412

See Note 4 - Revenue for additional discussion of fees earned from managed investment products.

(in thousands)	June 30, 2025	June 30, 2024
Dividends receivable	$310	$301
Investment management revenues receivable	4,493	1,684
Receivable for reimbursable expenses paid	1,642	274
Receivable for real estate property development	1,886	-
Receivables from managed funds	$8,331	$2,259

Investment Management

GECM has agreements to manage the investment portfolios for GECC and other investment products, as well as to provide administrative services. Through June 30, 2024, GECM had agreements with Monomoy UpREIT. The agreements with Monomoy UpREIT were transferred to MCRE on June 30, 2024. Under these agreements, GECM and MCRE receive management fees based on the managed assets (other than cash and cash equivalents) and rent collected, incentive fees based on the performance of those assets, and administration and service fees. See Note 4 - Revenue for additional discussions of the fee arrangements.

Consolidated Funds

Through its wholly-owned subsidiaries GECM, MCRE and GEO GP, the Company serves or served as the investment manager, general partner, or managing member of certain private funds, in which it may also have a direct investment. For funds which are determined to be VIEs and where it is determined that the Company is the primary beneficiary, the criteria for consolidation are met. The Company monitors such funds and related criteria for consolidation on an ongoing basis. Funds that have historically been consolidated will be deconsolidated at such time as the Company is no longer deemed to be the primary beneficiary and will then be treated as equity method investments.

The Company retains the specialized investment company accounting guidance under US GAAP with respect to the consolidated funds (collectively, the Consolidated Funds). As such, investments of the Consolidated Funds are included in the consolidated balance sheets at fair value and the net realized and unrealized gain or loss on those investments was included as a component of other income on the consolidated statements of operations. Non-controlling interests of the Consolidated Funds are included in net income (loss) attributable to non-controlling interest, continuing operations. The Company's risk with respect to the Consolidated Funds is limited to its beneficial interests in these funds. The assets of Consolidated Funds are not available to creditors of the Company. The creditors of Consolidated Funds do not have recourse to the Company other than to the assets of the respective Consolidated Funds.

The Company holds investments in certain funds that are VIEs but the Company is not deemed to be the primary beneficiary. Such investments are treated as equity method investments and the Company has elected the fair value option using NAV as a practical expedient with all changes in fair value reported in net realized and unrealized gain (loss) on investments on the consolidated statements of operations. The Company's maximum exposure to loss related to the VIEs that the Company is not deemed to be the primary beneficiary is limited to the fair value of its investments in these entities.

See Note 2 - Summary of Significant Accounting Policies for additional details.

Investments

As of June 30, 2025, the Company owns 1,438,079 shares of GECC (approximately 12.4% of the outstanding shares). Certain officers and directors of GECC are also officers and directors of GEG. Matthew A. Drapkin is a director on our Board of Directors and also the Chairman of GECC's Board of Directors, Adam M. Kleinman is our President, as well as the Chief Compliance Officer of GECC, Matt Kaplan is the President of GECM, as well as the President and Chief Executive Officer of GECC and Keri A. Davis is our Chief Financial Officer, as well as the Chief Financial Officer of GECC.

The Company receives dividends from its investments in GECC, MP II, Monomoy REIT and Monomoy UpREIT and earns unrealized gains and losses based on the mark-to-market performance of those investments. See Note 6 - Fair Value Measurements.

In February 2024, the Company invested $6.0 million for a 25% interest in Great Elm Strategic Partnership I, LLC (GESP). The Company's investment in GESP is accounted for using the fair value option and it is included in Investments, at fair value on the consolidated balance sheets. GESP owns 1,837,780 shares of GECC as of June 30, 2025.

In June 2024, the Company invested $3.0 million for a 25% interest in Prosper Peak Holdings, LLC (PPH). The Company's investment in PPH is accounted for using the fair value option and it is included in Investments, at fair value on the consolidated balance sheets. PPH owns 995,007 shares of GECC as of June 30, 2025.

In December 2024, the Company invested $3.3 million for a 25% interest in Summit Grove Partners, LLC (SGP). The Company's investment in SGP is accounted for using the fair value option and it is included in Investments, at fair value on the consolidated balance sheets. SGP owns 1,092,028 shares of GECC as of June 30, 2025.

The investments in GESP, PPH and SGP are classified as Level 3 assets, as discussed in Note 6 - Fair Value Measurements.

Other Transactions

GECM has shared personnel and reimbursement agreements for back-office personnel with ICAM. Jason W. Reese, the Chief Executive Officer and Chairman of the Company’s Board of Directors, is the Chief Executive Officer of ICAM, and Matt Kaplan, the President of GECM, is also a Managing Director of ICAM. Certain costs incurred under these agreements relate to human resources and other administrative services provided by ICAM employees, for the benefit of the Company and its subsidiaries, and are included in investment management expenses in the consolidated statements of operations. For the years ended June 30, 2025 and 2024 such costs were $0.5 million and 0.6 million, respectively. As of June 30, 2025 and 2024 costs of $0.2 million and $0.1 million, respectively, related to the shared service agreement are included in current portion of related party payables. Other costs include operational or administrative services performed on behalf of the funds managed by GECM and are included in receivables from managed funds in the consolidated balance sheets. As of June 30, 2025 and 2024, costs of $15 thousand and $15 thousand, respectively, related to the shared services agreements were included in receivables from managed funds, respectively.

As of January 1, 2024, GECM also has a shared personnel and reimbursement agreement with ICAM whereby ICAM reimburses certain costs incurred by GECM related to administrative services provided by GECM employees for the benefit of ICAM. As of June 30, 2025 and 2024, costs of approximately $1 thousand and $30 thousand related to the shared personnel and reimbursement agreement are included in receivables from managed funds, respectively. See Note 4 - Revenue for additional details.

On October 29, 2024, the Company and Mr. Reese entered into a voting waiver agreement (the Voting Waiver Agreement), pursuant to which Mr. Reese waived all voting rights associated with all outstanding shares (whether vested or unvested) of the Company’s common stock for voting purposes that have been granted or awarded, and all future shares of the Company’s common stock that may be granted or awarded, directly to Mr. Reese in his individual capacity by the Company in connection with his services as an officer, director or employee of the Company or its subsidiaries during the term of the Voting Waiver Agreement.

In May 2025, GECC and GECM entered into an equity distribution agreement with an investment bank (the Agent), under which the GECC may issue and sell through the Agent, from time to time, shares of its common stock. Such sales are made by any method that is deemed to be an “at the market offering” as defined in Rule 415(a)(4) under the Securities Act of 1933, as amended. The sales price per share of the common stock sold in the offering, less the Agent’s commission, will not be less than the NAV per share of the common stock at the time of such sale. Consistent with the terms of the equity distribution agreement, GECM or an affiliate of GECM may, from time to time and in their sole discretion, contribute proceeds necessary to ensure that no sales are made at a price below the then-current NAV per share. During the year ended June 30, 2025, GECM contributed approximately $22 thousand to these sales.

See Note 6 - Fair Value Measurements for details on the contingent consideration paid to ICAM following the acquisition of the Monomoy UpREIT management agreements, and Note 13 - Convertible Notes for details on the Convertible Notes issued to related parties.